ANALYSIS OF OPERATING SEGMENTS - Non-current assets by country (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Tangible assets	$ 9,608,300	$ 7,243,441	$ 6,995,890
Intangible assets	18,506,391	19,296,486
Property, plant and equipment not subject to operating leases [member]
Disclosure of operating segments [line items]
Tangible assets	6,935,437	4,600,105	$ 4,427,803
Intangible assets	18,506,391	19,296,486
COLOMBIA | Property, plant and equipment not subject to operating leases [member]
Disclosure of operating segments [line items]
Tangible assets	6,683,911	4,053,729
Intangible assets	15,416,562	15,707,679
PERU | Property, plant and equipment not subject to operating leases [member]
Disclosure of operating segments [line items]
Tangible assets	219,778	187,063
Intangible assets	3,081,888	3,296,377
PANAMA | Property, plant and equipment not subject to operating leases [member]
Disclosure of operating segments [line items]
Tangible assets	31,603	359,176
Intangible assets	7,063	291,221
BARBADOS | Property, plant and equipment not subject to operating leases [member]
Disclosure of operating segments [line items]
Tangible assets	145	137
Intangible assets	$ 878	$ 1,209